Financial Instruments - Schedule of Derivative Hedging Activities (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€) ¥ / $	Mar. 31, 2023 EUR (€) ¥ / $	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)
Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional			$ 575	¥ 90,000	$ 575	¥ 75,000
Cash flow hedges | Interest risk | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional				270,000		230,000
Cash flow hedges | Interest risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional				1,322,069		1,098,862
Carrying amount – liabilities				(101,128)		(44,042)
Cash flow hedges | Currency and interest risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional | $			6,675		6,675
Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Notional	€ 6,628	€ 6,591	3,581		4,086
Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional	€ 1,000	€ 4,384	$ 1,168		$ 1,368
United States Dollar | Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				7,172		5,148
Carrying amount – liabilities				¥ 0		¥ 0
Average rate of hedging instrument	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%
United States Dollar | Cash flow hedges | Currency and interest risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				¥ 95,368
Carrying amount – liabilities				¥ 0
United States Dollar | Cash flow hedges | Currency and interest risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets						¥ 55,223
Carrying amount – liabilities						¥ 14,179
Average rate of hedging instrument		1.85%			1.85%	1.85%
Average foreign exchange rate | ¥ / $	131.08	107.43
United States Dollar | Cash flow hedges | Currency and interest risk | Interest Rate And Currency Swap Netting
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	(0.09%)		(0.09%)	(0.09%)
United States Dollar | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				¥ 0		¥ 0
Carrying amount – liabilities				542,399		545,327
United States Dollar | Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				0		728
Carrying amount – liabilities				2,618		1,069
JPY | Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				33		0
Carrying amount – liabilities				¥ 0		¥ 50
Average rate of hedging instrument	0.57%	0.56%	0.57%	0.57%	0.56%	0.56%
JPY | Cash flow hedges | Interest risk | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				¥ 34		¥ 0
Carrying amount – liabilities				¥ 1,477		¥ 2,100
Average rate of hedging instrument	0.53%	0.54%	0.53%	0.53%	0.54%	0.54%
Euro | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				¥ 0		¥ 0
Carrying amount – liabilities				1,081,796		957,993
Euro | Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				0		1,424
Carrying amount – liabilities				¥ 7,229		¥ 8,062